Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts Related to Open Derivative Contracts
The following table summarizes by derivative type the gross notional amounts related to open derivative contracts at September 30, 2018 and 2017 and the final settlement date of the Company's open derivative transactions as of September 30, 2018, excluding those derivatives that qualified for the NPNS exception:

			Notional Amounts (in millions)
Type	Units	Settlements Extending Through	2018	2017
Commodity Price Risk:
Regulated Utility Operations
Gas Utility NYMEX natural gas futures and option contracts	Dekatherms	September 2019	23.2	14.8
FTRs contracts	Kilowatt hours	N/A	—	101.2
Non-utility Operations
LPG swaps	Gallons	September 2020	394.3	325.5
Natural gas futures, forward and pipeline contracts	Dekatherms	October 2022	159.7	75.9
Natural gas basis swap contracts	Dekatherms	March 2023	54.4	104.2
NYMEX natural gas storage	Dekatherms	May 2019	1.8	1.9
NYMEX propane storage	Gallons	April 2019	0.6	0.3
Electricity long forward and futures contracts	Kilowatt hours	May 2022	4,307.6	4,440.3
Electricity short forward and futures contracts	Kilowatt hours	March 2022	359.3	447.0
Interest Rate Risk:
Interest rate swaps	Euro	October 2020	€585.8	€645.8
Interest rate swaps	USD	July 2022	$114.1	$—
Foreign Currency Exchange Rate Risk:
Forward foreign currency exchange contracts	USD	September 2021	$512.2	$424.8
Cross-currency swaps	USD	April 2020	$49.9	$59.1

Schedule of Derivative Assets, Liabilities and the Effects of Offsetting
The following table presents the Company’s derivative assets and liabilities by type, as well as the effects of offsetting, as of September 30, 2018 and 2017:

	2018	2017
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency contracts	$1.5	$3.2
Cross-currency contracts	0.9	—
	2.4	3.2
Derivatives subject to PGC and DS mechanisms:
Commodity contracts	3.0	1.7
Derivatives not designated as hedging instruments:
Commodity contracts	208.0	102.4
Foreign currency contracts	19.1	9.0
	227.1	111.4
Total derivative assets – gross	232.5	116.3
Gross amounts offset in the balance sheet	(34.3)	(35.7)
Cash collateral received	(12.2)	(8.3)
Total derivative assets – net	$186.0	$72.3

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency contracts	$(0.4)	$(5.5)
Cross-currency contracts	—	(2.9)
Interest rate contracts	(1.0)	(2.3)
	(1.4)	(10.7)
Derivatives subject to PGC and DS mechanisms:
Commodity contracts	(0.1)	(1.5)
Derivatives not designated as hedging instruments:
Commodity contracts	(43.3)	(37.6)
Foreign currency contracts	(14.0)	(32.7)
	(57.3)	(70.3)
Total derivative liabilities – gross	(58.8)	(82.5)
Gross amounts offset in the balance sheet	34.3	35.7
Total derivative liabilities – net	$(24.5)	$(46.8)

Effects of Derivative Instruments on Condensed Consolidated Statements of Income and Changes in AOCI and Noncontrolling Interest
The following tables provide information on the effects of derivative instruments on the Consolidated Statements of Income and changes in AOCI for Fiscal 2018, Fiscal 2017 and Fiscal 2016:

	Gain (Loss) Recognized in AOCI			Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income			Location of Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income
	2018	2017	2016	2018	2017	2016
Cash Flow Hedges:
Foreign currency contracts	$0.4	$0.2	$3.6	$(3.0)	$17.8	$17.2	Cost of sales
Cross-currency contracts	1.2	0.5	0.1	1.1	(0.1)	0.4	Interest expense /other operating income, net
Interest rate contracts	0.2	1.5	(32.5)	(5.0)	(3.9)	(4.5)	Interest expense
Total	$1.8	$2.2	$(28.8)	$(6.9)	$13.8	$13.1

	Gain (Loss) Recognized in Income			Location of Gain (Loss) Recognized in Income
	2018	2017	2016
Derivatives Not Designated as Hedging Instruments:
Commodity contracts	$155.4	$166.0	$(65.0)	Cost of sales
Commodity contracts	(5.3)	(2.0)	(2.2)	Revenues
Commodity contracts	0.3	0.2	(0.1)	Operating and administrative expenses / other operating income, net
Foreign currency contracts	16.2	(23.8)	—	Gain (loss) on foreign currency contracts, net
Total	$166.6	$140.4	$(67.3)